NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-10:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-10 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

3

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACVI	4,614	$46,200	$68,571	$3	$68,574	$-	$68,574	$68,574	$-	$68,574
ACVIG	4,859	45,046	52,085	-	52,085	26	52,059	52,059	-	52,059
DSIF	7,007	281,902	545,186	2	545,188	-	545,188	545,188	-	545,188
DSRG	2,212	76,691	128,447	2	128,449	-	128,449	128,449	-	128,449
DVSCS	4,105	72,106	96,678	13	96,691	-	96,691	96,691	-	96,691
FQB	3,422	38,052	38,527	-	38,527	6	38,521	38,521	-	38,521
FEIS	4,674	103,827	121,373	-	121,373	3	121,370	121,370	-	121,370
FGS	3,886	262,499	395,166	-	395,166	10	395,156	395,156	-	395,156
FHIS	2,718	14,187	14,158	-	14,158	10	14,148	14,148	-	14,148
FOS	325	7,104	9,455	-	9,455	13	9,442	9,442	-	9,442
FVSS	2,445	30,049	39,983	-	39,983	-	39,983	39,983	-	39,983
OVAG	891	66,276	102,159	-	102,159	10	102,149	102,149	-	102,149
OVGS	1,265	47,783	72,386	-	72,386	-	72,386	72,386	-	72,386
JACAS	5,013	187,520	283,963	-	283,963	30	283,933	283,933	-	283,933
JAGTS	7,622	73,523	159,381	15	159,396	-	159,396	159,396	-	159,396
JAIGS	813	25,736	33,359	2	33,361	-	33,361	33,361	-	33,361
MSEM	392	3,033	2,821	-	2,821	13	2,808	2,808	-	2,808
MSVMG	1,482	23,054	25,250	-	25,250	30	25,220	25,220	-	25,220
MSVRE	1,879	26,082	44,093	-	44,093	14	44,079	44,079	-	44,079
EIF	1,689	25,181	38,500	-	38,500	8	38,492	38,492	-	38,492
GBF	3,926	45,382	42,680	-	42,680	2	42,678	42,678	-	42,678
GEM	1,951	21,682	26,813	-	26,813	7	26,806	26,806	-	26,806
GIG	1,429	14,040	18,213	-	18,213	1	18,212	18,212	-	18,212
GVIDM	2,867	32,682	37,678	-	37,678	16	37,662	37,662	-	37,662
HIBF	2,455	16,255	16,079	-	16,079	7	16,072	16,072	-	16,072
MCIF	6,245	138,559	172,807	-	172,807	15	172,792	172,792	-	172,792
MSBF	7,071	64,192	64,699	-	64,699	19	64,680	64,680	-	64,680
NVAMV1	2,362	36,387	46,939	-	46,939	6	46,933	46,933	-	46,933
NVAMVX	110	1,419	2,191	4	2,195	-	2,195	2,195	-	2,195
NVMMG1	1,904	19,453	22,012	4	22,016	-	22,016	22,016	-	22,016
NVOLG1	35,872	683,987	862,010	-	862,010	35	861,975	861,975	-	861,975
SAM	94,075	94,075	94,075	-	94,075	4	94,071	94,071	-	94,071
SCF	1,706	31,718	44,181	-	44,181	13	44,168	44,168	-	44,168
SCGF	1,965	32,977	39,051	-	39,051	21	39,030	39,030	-	39,030
SCVF	14,479	162,895	167,667	-	167,667	17	167,650	167,650	-	167,650
TRF	4,631	61,264	126,046	-	126,046	8	126,038	126,038	-	126,038
AMCG	1,397	40,008	56,358	-	56,358	11	56,347	56,347	-	56,347

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMSRS	1,728	45,458	64,001	-	64,001	10	63,991	63,991	-	63,991
VWEM	450	6,105	6,474	-	6,474	10	6,464	6,464	-	6,464
VWHA	697	19,634	18,538	-	18,538	10	18,528	18,528	-	18,528
SVOF	2,239	55,873	78,665	-	78,665	32	78,633	78,633	-	78,633

Total (unaudited)			$4,278,718	$45	$4,278,763	$417	$4,278,346	$4,278,346	$-	$4,278,346

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVI	ACVIG	DCAP	DSIF	DSRG	DVSCS	FQB
Reinvested dividends	$28,881	121	528	21	5,631	955	625	980
Mortality and expense risk charges (note 2)	(57,467)	(1,078)	(686)	(66)	(6,944)	(1,717)	(1,318)	(550)

Net investment income (loss)	(28,586)	(957)	(158)	(45)	(1,313)	(762)	(693)	430

Realized gain (loss) on investments	159,995	3,402	94	1,807	10,943	6,686	1,102	5
Change in unrealized gain (loss) on investments	372,468	687	2,446	(1,079)	84,496	18,838	17,633	(1,877)

Net gain (loss) on investments	532,463	4,089	2,540	728	95,439	25,524	18,735	(1,872)

Reinvested capital gains	256,118	2,143	6,986	515	20,981	2,808	1,279	340

Net increase (decrease) in contract owners’ equity resulting from operations	$759,995	5,275	9,368	1,198	115,107	27,570	19,321	(1,102)

Investment Activity*:	FEIS	FGS	FHIS	FOS	FVSS	OVAG	OVGI	OVGS
Reinvested dividends	$2,047	-	735	40	537	-	1,146	-
Mortality and expense risk charges (note 2)	(1,589)	(5,412)	(195)	(123)	(516)	(1,351)	(1,931)	(1,060)

Net investment income (loss)	458	(5,412)	540	(83)	21	(1,351)	(785)	(1,060)

Realized gain (loss) on investments	468	23,238	14	47	91	1,505	41,795	8,696
Change in unrealized gain (loss) on investments	9,262	(22,357)	(135)	810	6,331	4,692	(13,471)	(2,108)

Net gain (loss) on investments	9,730	881	(121)	857	6,422	6,197	28,324	6,588

Reinvested capital gains	12,727	78,134	-	663	3,162	10,439	9,344	3,613

Net increase (decrease) in contract owners’ equity resulting from operations	$22,915	73,603	419	1,437	9,605	15,285	36,883	9,141

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JACAS	JAGTS	JAIGS	MSEM	MSVMG	MSVRE	EIF	GBF
Reinvested dividends	$-	172	363	146	-	780	483	719
Mortality and expense risk charges (note 2)	(3,884)	(2,136)	(496)	(39)	(419)	(531)	(517)	(605)

Net investment income (loss)	(3,884)	(1,964)	(133)	107	(419)	249	(34)	114

Realized gain (loss) on investments	32,680	1,703	1,295	(5)	563	283	222	(18)
Change in unrealized gain (loss) on investments	(13,275)	2,676	2,885	(200)	(14,439)	11,605	5,476	(1,619)

Net gain (loss) on investments	19,405	4,379	4,180	(205)	(13,876)	11,888	5,698	(1,637)

Reinvested capital gains	33,037	19,687	-	-	10,764	-	380	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,558	22,102	4,047	(98)	(3,531)	12,137	6,044	(1,523)

Investment Activity*:	GEM	GIG	GVIDM	HIBF	MCIF	MSBF	NVAMV1	NVAMVX
Reinvested dividends	$277	460	70	759	1,976	3,579	544	27
Mortality and expense risk charges (note 2)	(416)	(251)	(513)	(222)	(2,398)	(907)	(594)	(26)

Net investment income (loss)	(139)	209	(443)	537	(422)	2,672	(50)	1

Realized gain (loss) on investments	130	76	114	(7)	6,403	99	149	8
Change in unrealized gain (loss) on investments	(2,504)	1,535	2,944	14	25,736	(414)	11,505	534

Net gain (loss) on investments	(2,374)	1,611	3,058	7	32,139	(315)	11,654	542

Reinvested capital gains	-	-	421	-	2,864	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,513)	1,820	3,036	544	34,581	2,357	11,604	543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMMG1	NVOLG1	SAM	SCF	SCGF	SCVF	TRF	AMCG
Reinvested dividends	$28	3,816	-	-	-	-	906	-
Mortality and expense risk charges (note 2)	(326)	(8,955)	(899)	(577)	(539)	(2,616)	(1,622)	(973)

Net investment income (loss)	(298)	(5,139)	(899)	(577)	(539)	(2,616)	(716)	(973)

Realized gain (loss) on investments	160	(1,855)	-	114	(21)	(6,193)	1,576	7,478
Change in unrealized gain (loss) on investments	(4,347)	152,432	-	9,975	421	55,905	15,136	(6,793)

Net gain (loss) on investments	(4,187)	150,577	-	10,089	400	49,712	16,712	685

Reinvested capital gains	3,073	10,538	-	424	3,287	-	5,338	7,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,412)	155,976	(899)	9,936	3,148	47,096	21,334	7,234

Investment Activity*:	AMSRS	VWEM	VWHA	SVOF
Reinvested dividends	$226	69	79	36
Mortality and expense risk charges (note 2)	(832)	(105)	(252)	(1,281)

Net investment income (loss)	(606)	(36)	(173)	(1,245)

Realized gain (loss) on investments	375	50	(153)	14,876
Change in unrealized gain (loss) on investments	10,582	(1,157)	3,067	620

Net gain (loss) on investments	10,957	(1,107)	2,914	15,496

Reinvested capital gains	1,156	169	-	4,324

Net increase (decrease) in contract owners’ equity resulting from operations	$11,507	(974)	2,741	18,575

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVI		ACVIG		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(28,586)	(12,680)	(957)	(542)	(158)	243	(45)	(25)
Realized gain (loss) on investments	159,995	4,903	3,402	100	94	3,056	1,807	4
Change in unrealized gain (loss) on investments	372,468	407,366	687	13,557	2,446	(1,432)	(1,079)	578
Reinvested capital gains	256,118	200,621	2,143	830	6,986	2,259	515	339

Net increase (decrease) in contract owners’ equity resulting from operations	759,995	600,210	5,275	13,945	9,368	4,126	1,198	896

Equity transactions:
Purchase payments received from contract owners (note 4)	-	169,345	-	-	-	-	-	-
Transfers between funds	-	-	-	2,541	(4)	(8,455)	(6,161)	-
Redemptions (notes 2, 3, and 4)	(234,878)	(304,781)	(9,885)	(17)	-	-	(8)	-
Adjustments to maintain reserves	(252)	128	9	4	(26)	-	(3)	-

Net equity transactions	(235,130)	(135,308)	(9,876)	2,528	(30)	(8,455)	(6,172)	-

Net change in contract owners’ equity	524,865	464,902	(4,601)	16,473	9,338	(4,329)	(4,974)	896
Contract owners’ equity at beginning of period	3,753,481	3,288,579	73,175	56,702	42,721	47,050	4,974	4,078

Contract owners’ equity at end of period	$4,278,346	3,753,481	68,574	73,175	52,059	42,721	-	4,974

CHANGE IN UNITS:
Beginning units	136,843	145,312	4,316	4,151	1,952	2,370	171	171
Units purchased	13,059	8,936	-	165	-	-	-	-
Units redeemed	(15,878)	(17,405)	(544)	-	(1)	(418)	(171)	-

Ending units	134,024	136,843	3,772	4,316	1,951	1,952	-	171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSIF		DSRG		DVSCS		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,313)	666	(762)	(325)	(693)	(194)	430	507
Realized gain (loss) on investments	10,943	7,113	6,686	393	1,102	12,525	5	5
Change in unrealized gain (loss) on investments	84,496	30,050	18,838	19,635	17,633	(10,107)	(1,877)	1,866
Reinvested capital gains	20,981	23,200	2,808	1,123	1,279	3,922	340	113

Net increase (decrease) in contract owners’ equity resulting from operations	115,107	61,029	27,570	20,826	19,321	6,146	(1,102)	2,491

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	37,326	-	-
Transfers between funds	16,070	(13,042)	(12,865)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(14,364)	(464)	-	(12)	(2,279)	(38,663)	(324)	(429)
Adjustments to maintain reserves	(10)	31	12	4	13	16	(1)	4

Net equity transactions	1,696	(13,475)	(12,853)	(8)	(2,266)	(1,321)	(325)	(425)

Net change in contract owners’ equity	116,803	47,554	14,717	20,818	17,055	4,825	(1,427)	2,066
Contract owners’ equity at beginning of period	428,385	380,831	113,732	92,914	79,636	74,811	39,948	37,882

Contract owners’ equity at end of period	$545,188	428,385	128,449	113,732	96,691	79,636	38,521	39,948

CHANGE IN UNITS:
Beginning units	15,175	15,697	3,773	3,773	3,065	3,141	2,562	2,590
Units purchased	490	-	-	-	-	1,570	-	-
Units redeemed	(412)	(522)	(370)	-	(73)	(1,646)	(21)	(28)

Ending units	15,253	15,175	3,403	3,773	2,992	3,065	2,541	2,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIS		FGS		FHIS		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$458	269	(5,412)	(3,779)	540	424	(83)	(78)
Realized gain (loss) on investments	468	(217)	23,238	8,537	14	(1,964)	47	841
Change in unrealized gain (loss) on investments	9,262	1,602	(22,357)	70,621	(135)	1,719	810	(187)
Reinvested capital gains	12,727	2,736	78,134	26,069	-	-	663	40

Net increase (decrease) in contract owners’ equity resulting from operations	22,915	4,390	73,603	101,448	419	179	1,437	616

Equity transactions:
Purchase payments received from contract owners (note 4)	-	31,071	-	-	-	-	-	-
Transfers between funds	-	-	(2,005)	1,199	-	-	-	-
Redemptions (notes 2, 3, and 4)	(1,200)	(1,075)	(22,645)	(9,859)	-	(30,869)	(1)	(3,776)
Adjustments to maintain reserves	2	13	(17)	9	(2)	(9)	(3)	(6)

Net equity transactions	(1,198)	30,009	(24,667)	(8,651)	(2)	(30,878)	(4)	(3,782)

Net change in contract owners’ equity	21,717	34,399	48,936	92,797	417	(30,699)	1,433	(3,166)
Contract owners’ equity at beginning of period	99,653	65,254	346,220	253,423	13,731	44,430	8,009	11,175

Contract owners’ equity at end of period	$121,370	99,653	395,156	346,220	14,148	13,731	9,442	8,009

CHANGE IN UNITS:
Beginning units	5,351	3,681	8,163	8,469	782	2,561	545	866
Units purchased	-	1,736	-	33	-	-	-	-
Units redeemed	(56)	(66)	(486)	(339)	-	(1,779)	-	(321)

Ending units	5,295	5,351	7,677	8,163	782	782	545	545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS		OVAG		OVGI		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$21	46	(1,351)	(952)	(785)	36	(1,060)	(440)
Realized gain (loss) on investments	91	(44)	1,505	410	41,795	3,752	8,696	609
Change in unrealized gain (loss) on investments	6,331	2,526	4,692	19,659	(13,471)	(217)	(2,108)	13,715
Reinvested capital gains	3,162	705	10,439	5,511	9,344	12,321	3,613	2,367

Net increase (decrease) in contract owners’ equity resulting from operations	9,605	3,233	15,285	24,628	36,883	15,892	9,141	16,251

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	12,373	(1,326)	-	(177,454)	(10,141)	(15,849)	(25)
Redemptions (notes 2, 3, and 4)	-	-	-	(22)	(15)	-	-	(12)
Adjustments to maintain reserves	(1)	11	(11)	13	17	(11)	10	(10)

Net equity transactions	(1)	12,384	(1,337)	(9)	(177,452)	(10,152)	(15,839)	(47)

Net change in contract owners’ equity	9,604	15,617	13,948	24,619	(140,569)	5,740	(6,698)	16,204
Contract owners’ equity at beginning of period	30,379	14,762	88,201	63,582	140,569	134,829	79,084	62,880

Contract owners’ equity at end of period	$39,983	30,379	102,149	88,201	-	140,569	72,386	79,084

CHANGE IN UNITS:
Beginning units	1,474	764	2,686	2,686	5,606	6,041	3,114	3,116
Units purchased	-	709	-	-	-	-	-	-
Units redeemed	-	1	(37)	-	(5,606)	(435)	(611)	(2)

Ending units	1,474	1,474	2,649	2,686	-	5,606	2,503	3,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JACAS		JAGTS		JAIGS		MSEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,884)	(3,476)	(1,964)	(1,467)	(133)	(122)	107	86
Realized gain (loss) on investments	32,680	270	1,703	1,112	1,295	(13,031)	(5)	(5)
Change in unrealized gain (loss) on investments	(13,275)	74,611	2,676	34,510	2,885	13,953	(200)	35
Reinvested capital gains	33,037	21,017	19,687	9,106	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,558	92,422	22,102	43,261	4,047	800	(98)	116

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(20,840)	-	-	6,186	(5,060)	-	-	-
Redemptions (notes 2, 3, and 4)	(85,325)	(24)	-	(21)	(374)	(13,286)	-	-
Adjustments to maintain reserves	(43)	17	(1)	4	-	10	(1)	(2)

Net equity transactions	(106,208)	(7)	(1)	6,169	(5,434)	(13,276)	(1)	(2)

Net change in contract owners’ equity	(57,650)	92,415	22,101	49,430	(1,387)	(12,476)	(99)	114
Contract owners’ equity at beginning of period	341,583	249,168	137,295	87,865	34,748	47,224	2,907	2,793

Contract owners’ equity at end of period	$283,933	341,583	159,396	137,295	33,361	34,748	2,808	2,907

CHANGE IN UNITS:
Beginning units	7,446	7,446	2,046	1,946	2,897	4,504	172	172
Units purchased	-	-	-	100	-	-	-	-
Units redeemed	(2,326)	-	-	-	(407)	(1,607)	-	-

Ending units	5,120	7,446	2,046	2,046	2,490	2,897	172	172

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVMG		MSVRE		EIF		GBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(419)	(268)	249	366	(34)	113	114	370
Realized gain (loss) on investments	563	305	283	163	222	114	(18)	(2)
Change in unrealized gain (loss) on investments	(14,439)	15,673	11,605	(7,132)	5,476	(795)	(1,619)	1,308
Reinvested capital gains	10,764	2,135	-	752	380	1,263	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,531)	17,845	12,137	(5,851)	6,044	695	(1,523)	1,676

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	3,167	-	-	-	6,186
Redemptions (notes 2, 3, and 4)	(723)	(587)	(208)	(234)	-	-	-	(14)
Adjustments to maintain reserves	(22)	(4)	(4)	(2)	(5)	(3)	(3)	17

Net equity transactions	(745)	(591)	(212)	2,931	(5)	(3)	(3)	6,189

Net change in contract owners’ equity	(4,276)	17,254	11,925	(2,920)	6,039	692	(1,526)	7,865
Contract owners’ equity at beginning of period	29,496	12,242	32,154	35,074	32,453	31,761	44,204	36,339

Contract owners’ equity at end of period	$25,220	29,496	44,079	32,154	38,492	32,453	42,678	44,204

CHANGE IN UNITS:
Beginning units	400	413	2,734	2,445	1,584	1,584	3,383	2,909
Units purchased	-	-	-	310	-	-	-	473
Units redeemed	(10)	(13)	(15)	(21)	-	-	-	1

Ending units	390	400	2,719	2,734	1,584	1,584	3,383	3,383

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GEM		GIG		GVIDM		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(139)	137	209	(112)	(443)	(434)	537	563
Realized gain (loss) on investments	130	52	76	280	114	825	(7)	167
Change in unrealized gain (loss) on investments	(2,504)	2,887	1,535	(2,070)	2,944	(626)	14	(33)
Reinvested capital gains	-	-	-	-	421	1,781	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,513)	3,076	1,820	(1,902)	3,036	1,546	544	697

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	50	(5)	-	(3,269)
Redemptions (notes 2, 3, and 4)	-	-	-	(14,187)	-	(9,606)	-	-
Adjustments to maintain reserves	(1)	(2)	(3)	(2)	(4)	(4)	(1)	(11)

Net equity transactions	(1)	(2)	(3)	(14,189)	46	(9,615)	(1)	(3,280)

Net change in contract owners’ equity	(2,514)	3,074	1,817	(16,091)	3,082	(8,069)	543	(2,583)
Contract owners’ equity at beginning of period	29,320	26,246	16,395	32,486	34,580	42,649	15,529	18,112

Contract owners’ equity at end of period	$26,806	29,320	18,212	16,395	37,662	34,580	16,072	15,529

CHANGE IN UNITS:
Beginning units	2,420	2,420	1,184	2,497	1,521	2,041	844	1,029
Units purchased	-	-	-	-	2	-	-	-
Units redeemed	-	-	-	(1,313)	-	(520)	-	(185)

Ending units	2,420	2,420	1,184	1,184	1,523	1,521	844	844

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MCIF		MSBF		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(422)	(221)	2,672	1,263	(50)	28	1	14
Realized gain (loss) on investments	6,403	6,914	99	(844)	149	(5,518)	8	1
Change in unrealized gain (loss) on investments	25,736	2,278	(414)	205	11,505	2,366	534	238
Reinvested capital gains	2,864	6,673	-	-	-	803	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,581	15,644	2,357	624	11,604	(2,321)	543	253

Equity transactions:
Purchase payments received from contract owners (note 4)	-	36,129	-	-	-	-	-	-
Transfers between funds	(19,222)	-	73	6,193	-	-	-	1,396
Redemptions (notes 2, 3, and 4)	(1,432)	(36,492)	(343)	(5,090)	(320)	(10,807)	-	-
Adjustments to maintain reserves	(15)	11	(6)	(9)	(6)	(2)	(1)	4

Net equity transactions	(20,669)	(352)	(276)	1,094	(326)	(10,809)	(1)	1,400

Net change in contract owners’ equity	13,912	15,292	2,081	1,718	11,278	(13,130)	542	1,653
Contract owners’ equity at beginning of period	158,880	143,588	62,599	60,881	35,655	48,785	1,653	-

Contract owners’ equity at end of period	$172,792	158,880	64,680	62,599	46,933	35,655	2,195	1,653

CHANGE IN UNITS:
Beginning units	5,777	5,823	4,234	4,225	1,170	1,602	140	-
Units purchased	-	1,436	5	440	-	-	-	140
Units redeemed	(649)	(1,482)	(23)	(431)	(9)	(432)	-	-

Ending units	5,128	5,777	4,216	4,234	1,161	1,170	140	140

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG1		NVOLG1		SAM		SCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(298)	(236)	(5,139)	(167)	(899)	(121)	(577)	(587)
Realized gain (loss) on investments	160	95	(1,855)	(12,968)	-	-	114	(6,887)
Change in unrealized gain (loss) on investments	(4,347)	6,410	152,432	41,690	-	-	9,975	10,563
Reinvested capital gains	3,073	2,397	10,538	48,773	-	-	424	2,045

Net increase (decrease) in contract owners’ equity resulting from operations	(1,412)	8,666	155,976	77,328	(899)	(121)	9,936	5,134

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	64,817	-	-	-	-
Transfers between funds	-	-	177,659	-	84,486	-	-	(2,207)
Redemptions (notes 2, 3, and 4)	-	(12)	(15,905)	(87,602)	-	-	-	(19,416)
Adjustments to maintain reserves	(2)	7	(46)	29	1	(2)	(5)	2

Net equity transactions	(2)	(5)	161,708	(22,756)	84,487	(2)	(5)	(21,621)

Net change in contract owners’ equity	(1,414)	8,661	317,684	54,572	83,588	(123)	9,931	(16,487)
Contract owners’ equity at beginning of period	23,430	14,769	544,291	489,719	10,483	10,606	34,237	50,724

Contract owners’ equity at end of period	$22,016	23,430	861,975	544,291	94,071	10,483	44,168	34,237

CHANGE IN UNITS:
Beginning units	395	395	11,681	12,321	1,149	1,149	1,367	2,450
Units purchased	-	-	3,253	1,532	9,308	-	-	-
Units redeemed	-	-	(529)	(2,172)	-	-	-	(1,083)

Ending units	395	395	14,405	11,681	10,457	1,149	1,367	1,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCVF		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(539)	(384)	(2,616)	(1,808)	(716)	(222)	(973)	(626)
Realized gain (loss) on investments	(21)	(132)	(6,193)	(3,105)	1,576	539	7,478	205
Change in unrealized gain (loss) on investments	421	6,966	55,905	9,902	15,136	1,253	(6,793)	14,191
Reinvested capital gains	3,287	3,610	-	721	5,338	7,043	7,522	2,193

Net increase (decrease) in contract owners’ equity resulting from operations	3,148	10,060	47,096	5,710	21,334	8,613	7,234	15,963

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(90)	(1,574)	(1,615)	(4)	-	9,280
Redemptions (notes 2, 3, and 4)	-	-	(47,158)	(12)	-	(12)	(15,336)	-
Adjustments to maintain reserves	(4)	(6)	(20)	10	(8)	11	11	(18)

Net equity transactions	(4)	(6)	(47,268)	(1,576)	(1,623)	(5)	(15,325)	9,262

Net change in contract owners’ equity	3,144	10,054	(172)	4,134	19,711	8,608	(8,091)	25,225
Contract owners’ equity at beginning of period	35,886	25,832	167,822	163,688	106,327	97,719	64,438	39,213

Contract owners’ equity at end of period	$39,030	35,886	167,650	167,822	126,038	106,327	56,347	64,438

CHANGE IN UNITS:
Beginning units	1,151	1,151	8,788	8,887	4,400	4,400	1,799	1,511
Units purchased	-	-	-	4	1	-	-	288
Units redeemed	-	-	(2,045)	(103)	(61)	-	(387)	-

Ending units	1,151	1,151	6,743	8,788	4,340	4,400	1,412	1,799

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		VWEM		VWHA		SVOF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(606)	(454)	(36)	43	(173)	(54)	(1,245)	(753)
Realized gain (loss) on investments	375	40	50	8	(153)	(167)	14,876	4,078
Change in unrealized gain (loss) on investments	10,582	5,917	(1,157)	773	3,067	2,573	620	5,169
Reinvested capital gains	1,156	2,239	169	198	-	-	4,324	5,775

Net increase (decrease) in contract owners’ equity resulting from operations	11,507	7,742	(974)	1,022	2,741	2,352	18,575	14,269

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(8,403)	-	-	-	-	(15,847)	-
Redemptions (notes 2, 3, and 4)	(742)	(11,758)	(185)	(206)	(88)	(79)	(16,018)	(6,713)
Adjustments to maintain reserves	(8)	(9)	(9)	1	(1)	(3)	(34)	9

Net equity transactions	(750)	(20,170)	(194)	(205)	(89)	(82)	(31,899)	(6,704)

Net change in contract owners’ equity	10,757	(12,428)	(1,168)	817	2,652	2,270	(13,324)	7,565
Contract owners’ equity at beginning of period	53,234	65,662	7,632	6,815	15,876	13,606	91,957	84,392

Contract owners’ equity at end of period	$63,991	53,234	6,464	7,632	18,528	15,876	78,633	91,957

CHANGE IN UNITS:
Beginning units	4,167	6,057	433	447	1,688	1,699	3,138	3,436
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(53)	(1,890)	(11)	(14)	(8)	(11)	(957)	(298)

Ending units	4,114	4,167	422	433	1,680	1,688	2,181	3,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV1
	2021	2020
Investment activity*:
Net investment income (loss)	$-	(7)
Realized gain (loss) on investments	-	(2,726)
Change in unrealized gain (loss) on investments	-	966
Reinvested capital gains	-	562

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,205)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2
Transfers between funds	-	(1,396)
Redemptions (notes 2, 3, and 4)	-	(3,425)
Adjustments to maintain reserves	-	6

Net equity transactions	-	(4,813)

Net change in contract owners’ equity	-	(6,018)
Contract owners’ equity at beginning of period	-	6,018

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	276
Units purchased	-	-
Units redeemed	-	(276)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.40%.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	13 years

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,278,718	$-	$-	$4,278,718

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVI	$2,264	$10,963
ACVIG	7,514	690
DCAP	536	6,235
DSIF	42,673	21,299
DSRG	3,762	14,584
DVSCS	1,904	3,596
FQB	1,320	873
FEIS	14,774	2,789
FGS	78,134	30,062
FHIS	735	195
FOS	702	123
FVSS	3,699	516
OVAG	10,439	2,678
OVGI	10,490	179,400
OVGS	3,613	16,909
JACAS	33,037	110,049
JAGTS	19,859	2,136
JAIGS	363	5,930
MSEM	146	38
MSVMG	10,764	1,142
MSVRE	780	738
EIF	863	518
GBF	719	604
GEM	277	416
GIG	460	252
GVIDM	540	510
HIBF	759	222
MCIF	4,841	23,052
MSBF	3,649	1,247
NVAMV1	544	913
NVAMVX	27	26
NVMMG1	3,101	326
NVOLG1	204,724	37,571
SAM	84,485	898
SCF	424	576
SCGF	3,287	539
SCVF	-	49,865
TRF	6,269	3,263
AMCG	7,522	16,308
AMSRS	1,382	1,573
VWEM	238	290
VWHA	79	341
SVOF	4,359	33,146

	$576,057	$583,401

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	1.40%	3,772	$18.18	$68,574	0.16%	7.23%
2020	1.40%	4,316	16.95	73,175	0.47%	24.12%
2019	1.40%	4,151	13.66	56,702	0.90%	26.62%
2018	1.40%	4,598	10.79	49,602	1.40%	-16.41%
2017	1.40%	6,088	12.91	78,574	0.87%	29.38%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	1.40%	1,951	26.68	52,059	1.08%	21.92%
2020	1.40%	1,952	21.89	42,721	1.96%	10.24%
2019	1.40%	2,370	19.85	47,050	2.06%	22.21%
2018	1.40%	2,612	16.24	42,429	1.92%	-8.18%
2017	1.40%	2,908	17.69	51,444	2.35%	18.80%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	1.40%	171	29.09	4,974	0.79%	21.96%
2019	1.40%	171	23.85	4,078	1.26%	34.19%
2018	1.40%	606	17.77	10,770	1.26%	-8.16%
2017	1.40%	606	19.35	11,727	1.35%	25.56%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	1.40%	15,253	35.74	545,188	1.14%	26.62%
2020	1.40%	15,175	28.23	428,385	1.59%	16.36%
2019	1.40%	15,697	24.26	380,831	1.72%	29.35%
2018	1.40%	17,730	18.76	332,558	1.66%	-5.98%
2017	1.40%	18,672	19.95	372,494	1.72%	19.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	1.40%	3,403	37.75	128,449	0.78%	25.22%
2020	1.40%	3,773	30.14	113,732	1.07%	22.41%
2019	1.40%	3,773	24.63	92,914	1.49%	32.48%
2018	1.40%	4,435	18.59	82,441	1.74%	-5.75%
2017	1.40%	4,435	19.72	87,468	1.17%	13.72%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	1.40%	2,992	32.32	96,691	0.67%	24.38%
2020	1.40%	3,065	25.98	79,636	1.10%	9.09%
2019	1.40%	3,141	23.82	74,811	0.87%	20.50%
2018	1.40%	3,240	19.77	64,040	0.81%	-10.26%
2017	1.40%	3,277	22.02	72,174	0.65%	10.83%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	1.40%	2,541	15.16	38,521	2.50%	-2.78%
2020	1.40%	2,562	15.59	39,948	2.71%	6.61%
2019	1.40%	2,590	14.63	37,882	2.91%	7.91%
2018	1.40%	2,622	13.55	35,539	3.04%	-1.99%
2017	1.40%	2,654	13.83	36,704	3.24%	2.58%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	1.40%	5,295	22.92	121,370	1.81%	23.08%
2020	1.40%	5,351	18.62	99,653	1.73%	5.05%
2019	1.40%	3,681	17.73	65,254	1.89%	25.54%
2018	1.40%	4,992	14.12	70,490	2.03%	-9.69%
2017	1.40%	6,823	15.64	106,682	1.61%	11.23%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	1.40%	7,677	51.47	395,156	0.00%	21.36%
2020	1.40%	8,163	42.41	346,220	0.06%	41.74%
2019	1.40%	8,469	29.92	253,423	0.16%	32.31%
2018	1.40%	10,887	22.62	246,231	0.15%	-1.68%
2017	1.40%	12,037	23.00	276,890	0.12%	33.12%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2021	1.40%	782	18.09	14,148	5.26%	3.03%
2020	1.40%	782	17.56	13,731	4.05%	1.21%
2019	1.40%	2,561	17.35	44,430	5.17%	13.31%
2018	1.40%	2,561	15.31	39,211	4.85%	-4.96%
2017	1.40%	3,912	16.11	63,020	5.29%	5.58%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	1.40%	545	17.33	9,442	0.45%	17.90%
2020	1.40%	545	14.69	8,009	0.33%	13.88%
2019	1.40%	866	12.90	11,175	1.13%	25.89%
2018	1.40%	1,603	10.25	16,432	1.48%	-16.08%
2017	1.40%	1,603	12.22	19,581	1.34%	28.29%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	1.40%	1,474	27.13	39,983	1.46%	31.61%
2020	1.40%	1,474	20.61	30,379	1.71%	6.66%
2019	1.40%	764	19.32	14,762	1.60%	32.41%
2018	1.40%	764	14.59	11,149	0.87%	-18.50%
2017	1.40%	764	17.90	13,679	1.41%	17.55%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	1.40%	2,649	38.56	102,149	0.00%	17.43%
2020	1.40%	2,686	32.84	88,201	0.04%	38.72%
2019	1.40%	2,686	23.67	63,582	0.00%	37.41%
2018	1.40%	2,917	17.23	50,250	0.00%	-7.41%
2017	1.40%	3,766	18.60	70,064	0.03%	26.99%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	1.40%	5,606	25.07	140,569	1.44%	12.35%
2019	1.40%	6,041	22.32	134,829	1.01%	30.23%
2018	1.40%	7,113	17.14	121,901	1.13%	-9.18%
2017	1.40%	7,656	18.87	144,474	1.24%	15.28%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	1.40%	2,503	28.92	72,386	0.00%	13.87%
2020	1.40%	3,114	25.40	79,084	0.71%	25.85%
2019	1.40%	3,116	20.18	62,880	0.82%	29.94%
2018	1.40%	4,121	15.53	63,998	1.04%	-14.40%
2017	1.40%	4,819	18.14	87,430	0.93%	34.76%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	1.40%	5,120	55.46	283,933	0.00%	20.88%
2020	1.40%	7,446	45.87	341,583	0.16%	37.09%
2019	1.40%	7,446	33.46	249,168	0.02%	34.94%
2018	1.40%	7,653	24.80	189,790	1.24%	0.29%
2017	1.40%	8,392	24.73	207,521	0.00%	28.18%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	1.40%	2,046	77.91	159,396	0.11%	16.10%
2020	1.40%	2,046	67.10	137,295	0.00%	48.62%
2019	1.40%	1,946	45.15	87,865	0.41%	42.79%
2018	1.40%	1,946	31.62	61,533	1.19%	-0.51%
2017	1.40%	2,475	31.78	78,663	0.44%	42.89%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	1.40%	2,490	13.40	33,361	1.03%	11.70%
2020	1.40%	2,897	11.99	34,748	1.04%	14.40%
2019	1.40%	4,504	10.48	47,224	1.85%	24.93%
2018	1.40%	4,547	8.39	38,160	1.63%	-16.33%
2017	1.40%	5,726	10.03	57,435	1.60%	28.98%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	1.40%	172	16.33	2,808	5.11%	-3.40%
2020	1.40%	172	16.90	2,907	4.51%	4.07%
2019	1.40%	172	16.24	2,793	5.66%	12.65%
2018	1.40%	513	14.42	7,396	5.62%	-8.26%
2017	1.40%	513	15.71	8,061	5.44%	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2021	1.40%	390	64.67	25,220	0.00%	-12.31%
2020	1.40%	400	73.74	29,496	0.00%	148.78%
2019	1.40%	413	29.64	12,242	0.00%	38.15%
2018	1.40%	427	21.46	9,162	0.00%	9.09%
2017	1.40%	442	19.67	8,693	0.00%	36.83%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	1.40%	2,719	16.21	44,079	2.06%	37.85%
2020	1.40%	2,734	11.76	32,154	2.72%	-18.02%
2019	1.40%	2,445	14.35	35,074	1.88%	17.27%
2018	1.40%	2,467	12.23	30,177	2.73%	-9.01%
2017	1.40%	2,489	13.44	33,463	1.51%	1.67%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	1.40%	1,584	24.30	38,492	1.31%	18.61%
2020	1.40%	1,584	20.49	32,453	1.80%	2.18%
2019	1.40%	1,584	20.05	31,761	1.88%	25.53%
2018	1.40%	1,584	15.97	25,302	1.83%	-8.56%
2017	1.40%	1,584	17.47	27,671	3.12%	16.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	1.40%	3,383	12.62	42,678	1.67%	-3.45%
2020	1.40%	3,383	13.07	44,204	2.34%	4.60%
2019	1.40%	2,909	12.49	36,339	2.35%	4.78%
2018	1.40%	2,909	11.92	34,681	1.44%	-1.45%
2017	1.40%	5,698	12.10	68,934	2.14%	0.66%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	1.40%	2,420	11.08	26,806	0.94%	-8.57%
2020	1.40%	2,420	12.12	29,320	1.97%	11.71%
2019	1.40%	2,420	10.85	26,246	2.31%	21.22%
2018	1.40%	3,034	8.95	27,144	0.69%	-18.58%
2017	1.40%	3,034	10.99	33,338	1.36%	39.53%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	1.40%	1,184	15.38	18,212	2.56%	11.08%
2020	1.40%	1,184	13.85	16,395	0.85%	6.44%
2019	1.40%	2,497	13.01	32,486	2.64%	17.45%
2018	1.40%	2,497	11.08	27,658	2.05%	-15.74%
2017	1.40%	2,497	13.14	32,823	1.74%	25.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	1.40%	1,523	24.73	37,662	0.19%	8.77%
2020	1.40%	1,521	22.74	34,580	0.13%	8.80%
2019	1.40%	2,041	20.90	42,649	2.24%	16.10%
2018	1.40%	2,041	18.00	36,736	1.86%	-7.01%
2017	1.40%	2,040	19.36	39,485	1.64%	11.35%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	1.40%	844	19.04	16,072	4.78%	3.50%
2020	1.40%	844	18.40	15,529	4.71%	4.53%
2019	1.40%	1,029	17.60	18,112	5.78%	13.13%
2018	1.40%	1,029	15.56	16,009	5.53%	-4.36%
2017	1.40%	1,180	16.27	19,196	5.17%	5.27%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	1.40%	5,128	33.70	172,792	1.16%	22.52%
2020	1.40%	5,777	27.50	158,880	1.24%	11.53%
2019	1.40%	5,823	24.66	143,588	1.35%	23.89%
2018	1.40%	5,823	19.90	115,897	1.25%	-12.63%
2017	1.40%	6,513	22.78	148,373	1.07%	14.16%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	1.40%	4,216	15.34	64,680	5.55%	3.76%
2020	1.40%	4,234	14.78	62,599	3.71%	2.60%
2019	1.40%	4,225	14.41	60,881	4.88%	7.64%
2018	1.40%	4,258	13.39	57,002	2.77%	-3.72%
2017	1.40%	4,290	13.90	59,649	4.12%	4.85%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	1.40%	1,161	40.42	46,933	1.28%	32.65%
2020	1.40%	1,170	30.47	35,655	1.48%	0.07%
2019	1.40%	1,602	30.45	48,785	2.73%	25.18%
2018	1.40%	1,615	24.33	39,290	1.46%	-10.62%
2017	1.40%	1,585	27.22	43,144	1.47%	7.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	1.40%	140	15.68	2,195	1.38%	32.82%
2020	1.40%	140	11.80	1,653	1.32%	18.05%	****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	1.40%	395	55.74	22,016	0.12%	-6.04%
2020	1.40%	395	59.32	23,430	0.00%	58.65%
2019	1.40%	395	37.39	14,769	0.00%	35.33%
2018	1.40%	395	27.63	10,913	0.00%	-8.16%
2017	1.40%	395	30.08	11,883	0.00%	25.95%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	1.40%	14,405	59.84	861,975	0.60%	28.42%
2020	1.40%	11,681	46.60	544,291	1.37%	17.23%
2019	1.40%	12,321	39.75	489,719	1.71%	35.69%
2018	1.40%	13,135	29.29	384,755	0.74%	-2.66%
2017	1.40%	15,134	30.09	455,438	0.48%	25.54%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.40%	10,457	9.00	94,071	0.00%	-1.40%
2020	1.40%	1,149	9.12	10,483	0.24%	-1.16%
2019	1.40%	1,149	9.23	10,606	1.80%	0.36%
2018	1.40%	3,243	9.20	29,829	1.38%	-0.04%
2017	1.40%	3,243	9.20	29,840	0.40%	-0.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	1.40%	1,367	32.31	44,168	0.00%	29.01%
2020	1.40%	1,367	25.05	34,237	0.02%	20.97%
2019	1.40%	2,450	20.70	50,724	0.07%	23.89%
2018	1.40%	2,918	16.71	48,764	0.01%	-13.86%
2017	1.40%	4,991	19.40	96,832	0.00%	11.90%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	1.40%	1,151	33.91	39,030	0.00%	8.76%
2020	1.40%	1,151	31.18	35,886	0.00%	38.92%
2019	1.40%	1,151	22.44	25,832	0.00%	33.81%
2018	1.40%	1,151	16.77	19,305	0.00%	-9.24%
2017	1.40%	1,151	18.48	21,269	0.00%	23.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	1.40%	6,743	24.86	167,650	0.00%	30.19%
2020	1.40%	8,788	19.10	167,822	0.08%	3.68%
2019	1.40%	8,887	18.42	163,688	1.09%	17.33%
2018	1.40%	8,885	15.70	139,474	0.73%	-18.12%
2017	1.40%	7,934	19.17	152,112	0.52%	7.54%

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	1.40%	4,340	29.04	126,038	0.79%	20.18%
2020	1.40%	4,400	24.17	106,327	1.17%	8.81%
2019	1.40%	4,400	22.21	97,719	0.96%	27.50%
2018	1.40%	6,480	17.42	112,876	1.04%	-1.41%
2017	1.40%	7,470	17.67	131,983	1.02%	18.84%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	1.40%	1,412	39.91	56,347	0.00%	11.41%
2020	1.40%	1,799	35.82	64,438	0.00%	38.02%
2019	1.40%	1,511	25.95	39,213	0.00%	30.89%
2018	1.40%	1,811	19.83	35,907	0.00%	-7.72%
2017	1.40%	2,285	21.49	49,097	0.00%	23.54%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	1.40%	4,114	15.55	63,991	0.38%	21.75%
2020	1.40%	4,167	12.78	53,234	0.59%	17.89%
2019	1.40%	6,057	10.84	65,662	0.34%	8.37%	****
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	1.40%	422	15.32	6,464	0.92%	-13.10%
2020	1.40%	433	17.63	7,632	2.06%	15.61%
2019	1.40%	447	15.25	6,815	0.45%	28.77%
2018	1.40%	462	11.84	5,470	0.29%	-24.56%
2017	1.40%	478	15.70	7,503	0.42%	48.93%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	1.40%	1,680	11.03	18,528	0.44%	17.26%
2020	1.40%	1,688	9.41	15,876	0.94%	17.44%
2019	1.40%	1,699	8.01	13,606	0.00%	10.30%
2018	1.40%	1,711	7.26	12,422	0.00%	-29.29%
2017	1.40%	1,724	10.27	17,701	0.00%	-3.07%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	1.40%	2,181	36.05	78,633	0.04%	23.03%
2020	1.40%	3,138	29.30	91,957	0.43%	19.31%
2019	1.40%	3,436	24.56	84,392	0.29%	29.63%
2018	1.40%	4,821	18.95	91,348	0.19%	-8.45%
2017	1.40%	5,414	20.70	112,056	0.65%	18.76%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.